Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash		$ 2,814,010	$ 4,587,026
Restricted cash			30,310
Accounts receivable, net		465,867	419,967
Accounts receivable, related parties		54,800
Prepayments		36,831,913	192,277
Other receivables		586,155	113,877
Current assets of discontinued operations			1,271,160
Total current assets		40,752,745	6,614,617
NON-CURRENT ASSETS
Property and equipment, net		137,606	208,168
Intangible assets, net		63,333	38,618
Operating lease right-of-use assets		564,808	353,471
Other non-current assets		59,037	36,164
Goodwill			2,973,850
Non-current assets of discontinued operations			13,470
Total non-current assets		824,784	3,623,741
TOTAL ASSETS		41,577,529	10,238,358
CURRENT LIABILITIES
Accounts payable		564,466	381,200
Accounts payable-related parties		17,673	146,903
Operating lease liabilities - current		284,100	192,159
Advance from clients		489,523	626,851
Due to related parties		218,081	150,394
Taxes payable		14,658	65,369
Bonds Payable-short term		2,025,440
Accruals and other payables		1,979,109	859,958
Current liabilities of discontinued operations			248,686
Total current liabilities		5,593,050	2,671,520
Operating lease liabilities - non-current		282,454	161,886
Total non-current liabilities		282,454	161,886
TOTAL LIABILITIES		5,875,504	2,833,406
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 179,180,431 and 10,963,040 shares issued and outstanding as of December 31, 2024 and December 31, 2023*	[1]	17,918	1,096
Class B ordinary shares, $0.0001 par value, 200,000,000 shares authorized, 3,786,960 shares issued and outstanding as of December 31, 2024 and December 31, 2023*	[1]	379	379
Additional paid-in capital		45,283,229	8,275,034
Statutory reserve		282,545	282,545
Accumulated deficits		(9,607,600)	(928,311)
Accumulated other comprehensive loss		(274,446)	(225,791)
Total shareholders’ equity		35,702,025	7,404,952
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 41,577,529	$ 10,238,358

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.